INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Ownership interest and book value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Book value	$ 2,042	$ 4,047
Renting Automayor S.A.S. [member]
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 2,042	$ 4,047